Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss), Qualifying Cash Flow Hedging Instruments	$ 17	$ 341	$ (306)	$ 2,295
Accumulated Other Comprehensive Income (Loss), Pension Adjustments, net of tax	(18,919)	(16,253)	(22,941)	(17,539)
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Available for Sale Marketable Securities	(171)	0	(656)	7,073
Accumulated Other Comprehensive Income (Loss), Foreign Exchange Gain (Loss) on Currency Translation	1,884	1,144	0
Accumulated Other Comprehensive Income (Loss), Total	(17,189)	(14,768)	(23,903)	(8,171)
Other comprehensive (loss) income, Qualifying cash flow hedging instruments	(324)	647	(2,601)
Other comprehensive (loss) income, Pension Adjustments, net of tax	(2,666)	6,688	(5,402)
Other Comprehensive (loss) income, Unrealized gain on available for sale marketable securities	(171)	656	(7,729)
Other Comprehensive (loss) income, Foreign Exchange Gain (Loss) on Currency Translation	740	1,144	0
Other comprehensive income (loss)	$ (2,421)	$ 9,135	$ (15,732)